Note 5 - Securities (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($)
Statement Line Items [Line Items]
Investments in Securities	$ 141,564		$ 0
Cash payment to acquire securities	141,031		(0)
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	141,600		$ 0
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	116,500
Notional amount	117,500
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	24,500	$ 17,990
Notional amount	$ 24,600			$ 18,000
Financial assets, interest rate	2.64%			2.64%
Zero-coupon US Government treasury bills [member] | Weighted average [member]
Statement Line Items [Line Items]
Financial assets, interest rate	3.10%			3.10%